Note 7 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	$ 956	$ 624	$ 219
Additions based on tax positions related to prior tax years		332	405
Reductions based on tax positions related to prior tax years	(226)
Ending balance	$ 730	$ 956	$ 624